CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2025
Corporate information [Abstract]
Corporate Information	Corporate Information

Barrick Mining Corporation (formerly Barrick Gold
Corporation) (“Barrick”, “we” or the “Company”) is a
corporation governed by the Business Corporations Act
(British Columbia). The Company’s corporate office is
located at Brookfield Place, TD Canada Trust Tower, 161
Bay Street, Suite 3700, Toronto, Ontario, M5J 2S1. The
Company’s registered office is 925 West Georgia Street,
Suite 1600, Vancouver, British Columbia, V6C 3L2. Barrick
shares trade on the New York Stock Exchange under the
symbol B (formerly GOLD) and the Toronto Stock Exchange
under the symbol ABX. We are principally engaged in the
production and sale of gold and copper, as well as related
activities such as exploration and mine development. We
sell our gold and copper into the world market.
We have ownership interests in producing gold
mines that are located in Argentina, the Democratic
Republic of Congo, the Dominican Republic, Mali, Papua
New Guinea, Tanzania and the United States. We have
ownership interests in producing copper mines in Chile,
Saudi Arabia and Zambia. We also have various projects
located throughout the Americas, Asia and Africa.